Stockholders' equity: (Details 3) (USD $)	12 Months Ended					3 Months Ended	9 Months Ended	12 Months Ended			0 Months Ended		0 Months Ended			12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Dec. 29, 2005	Mar. 31, 2014 Stock options	Mar. 31, 2014 Stock options	Jun. 30, 2013 Stock options	Jun. 30, 2012 Stock options	Jun. 30, 2011 Stock options	Jan. 14, 2011 Stock options Larry G. Badgley	Oct. 02, 2012 Stock options Larry G. Badgley	Apr. 04, 2013 Restricted stock director	Jan. 24, 2013 Restricted stock director	Jan. 04, 2012 Restricted stock director	Jun. 30, 2010 Restricted stock David B. Brown	Jun. 30, 2010 Restricted stock Paul R. Ferretti
Stock-based compensation
Shares reserved				5,750,000	3,750,000											3,507	3,507
Increase in shares authorized for issuance				2,000,000
Total shares issued to date	4,314,195
Total shares available under the plan	1,435,805
Cash paid													$ 13,000	$ 13,000
Shares issued													72,500	72,500	400,000
Number of directors to whom awards are issued													4	4	7
Market value of shares granted													19,213	15,225	236,000	4,418	4,418
Sale price (in dollars per share)													$ 0.265	$ 0.21	$ 0.59	$ 0.63	$ 0.63
Expiration period											5 years
Number of shares fully vested upon grant											15,667	273,000
Compensation expense	51,804	288,100	574,150			0		17,366	52,100	31,531
Weighted-average grant date fair value (in dollars per share)										$ 0.35
Weighted-average assumptions used to calculate estimated fair value
Dividend yield (as a percent)										0.00%
Expected stock price volatility (as a percent)										73.00%
Discount rate (as a percent)										2.04%
Expected option term										5 years
Stock option activity, Number of shares
Outstanding at the beginning of the period (in shares)							288,667	288,667
Options granted (in shares)											288,667
Outstanding at the end of the period (in shares)						288,667	288,667	288,667	288,667
Exercisable at the end of the period (in shares)						288,667	288,667	288,667
Weighted-average exercise price per share
Outstanding at the beginning of the period (in dollars per share)							$ 1.20	$ 1.20
Options granted (in dollars per share)											$ 1.20
Outstanding at the end of the period (in dollars per share)						$ 1.20	$ 1.20	$ 1.20	$ 1.20
Exercisable at the end of the period (in dollars per share)						$ 1.20	$ 1.20	$ 1.20
Weighted average remaining contractual term (years)
Outstanding at the beginning of the period							1 year 6 months	2 years 3 months	2 years 3 months
Outstanding at the end of the period							1 year 6 months	2 years 3 months	2 years 3 months
Exercisable at the end of the period							1 year 6 months	2 years 3 months
Information related to the Plan
Weighted-average fair value of options granted								$ 100,997			$ 100,997